RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 01, 2012	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 shares	Dec. 31, 2012 ft²
Transactions With Third Party [Line Items]
Free rental space | ft²						220
Office Building Lease		$ 162	$ 159	$ 154
Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Lease period	10 years
Beihai Silver Beach [Member] | Management Services [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		523	501	421
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		0	0	113
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		0	0	17
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		0	0	81
Nanning Xuyin [Member]
Transactions With Third Party [Line Items]
Number Of Shares Transferred | shares					30,595,859
Nanning Xuyin [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Entity owned percentage					80.00%
Guilin Bank [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Shares hold by entity | shares					73,430,061
Training service fee [Member]
Transactions With Third Party [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 0	$ 0	$ 111,000